CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,925,147	$ 14,724	$ 764,849
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	136,638	165,898	188,356
Stock-based compensation	139,138	23,750	237,078
Unrealized foreign exchange loss (gain)	194,100	121,720	192,352
Net gain (loss) on sales of trading securities	(159,967)	58,197	(360,754)
Impairment loss on trading securities	0	1,336,501	0
Changes in operating assets and liabilities:
(Increase) decrease in prepaids	(84,809)	2,606	(1,587)
Decrease (increase) in inventory	(343,389)	(21,658)	179,331
Change in asset retirement obligation	9,257	(13,886)	6,171
Increase in accounts payable and accrued liabilities	524,558	155,868	186,590
Increase (decrease) in due to related parties	(61,813)	(29,558)	91,435
Net cash provided by operating activities	2,278,860	1,814,162	1,483,821
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of trading securities	(3,320,981)	(2,036,995)	(2,149,341)
Proceeds on sale of trading securities	2,277,652	1,805,342	2,193,935
Acquisition of equipment	(40,857)	(37,722)	(259,602)
Net cash used in investing activities	(1,084,186)	(269,375)	(215,008)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options and warrants	0	0	0
Repurchase of capital stock	(172,823)	(171,325)	(163,141)
Net cash used in financing activities	(172,823)	(171,325)	(163,141)
Change in cash and cash equivalents and restricted cash during the year	1,021,851	1,373,462	1,105,672
Cash and cash equivalents and restricted cash, beginning of the year	7,450,784	6,077,322	4,971,650
Cash and cash equivalents and restricted cash, end of the year	8,472,635	7,450,784	6,077,322
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	7,154,462	5,781,000	4,675,328
Restricted cash at beginning of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, beginning of the year	7,450,784	6,077,322	4,971,650
Cash and cash equivalents at end of year	8,176,313	7,154,462	5,781,000
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, end of the year	$ 8,472,635	$ 7,450,784	$ 6,077,322